Note 13 Financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial assets at fair value through other comprehensive income [Line Items]
Equity instruments Financial Assets At Fair Value Through Other Comprehensive Income		€ 1,320	€ 1,100	€ 2,420
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income	[1]	59,074	68,308	58,731
Loans and Advances Financial Assets At Fair Value Through Other Comprehensive Income		27	33	33
Financial assets at fair value through other comprehensive income		60,421	69,440	61,183
of which loss allowances of debt securities		€ (74)	€ (97)	€ (110)

[1]	(*) The variation, in the last 3 years, corresponds mainly to changes in the portfolio of financial assets issued by governments in BBVA, S.A.